Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

17.Inventories

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Raw materials	23,251	34,910
Work-in-progress	2,260	29
Finished goods	10,092	7,488
	35,603	42,427

Inventories recognized as expenses during each of the years ended December 31, 2020, 2021 and 2022 amounted to RMB148,988,000, RMB209,833,000 and RMB231,780,000 respectively, most of which are included in cost of revenue in consolidated statements of loss.